Investment Objectives and Goals	Sep. 04, 2026
Unlimited Dynamic Leverage Gold ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED DYNAMIC LEVERAGE GOLD ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Dynamic Leverage Gold ETF (the “Fund”) seeks capital appreciation.
Unlimited Dynamic Leverage Bitcoin ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED DYNAMIC LEVERAGE BITCOIN ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Dynamic Leverage Bitcoin ETF (the “Fund”) seeks capital appreciation.
Unlimited Dynamic Leverage Oil ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED DYNAMIC LEVERAGE OIL ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Dynamic Leverage Oil ETF (the “Fund”) seeks capital appreciation.
Unlimited Dynamic Leverage US Stocks ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED DYNAMIC LEVERAGE US STOCKS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Dynamic Leverage US Stocks ETF (the “Fund”) seeks capital appreciation.
Unlimited Dynamic Leverage US Treasuries ETF
Prospectus [Line Items]
Risk/Return [Heading]	UNLIMITED DYNAMIC LEVERAGE US TREASURIES ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Unlimited Dynamic Leverage US Treasuries ETF (the “Fund”) seeks capital appreciation.